Debt (Revolving credit facilities) (Details) - Unsecured - Citi Revolving Credit Facility	1 Months Ended
Oct. 31, 2019 USD ($)
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	$ 4,000,000,000.0
Credit facility increase borrowing capacity	$ 500,000,000